BALANCE SHEET INFORMATION (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable, net
Accounts receivable	$ 2,648.9	$ 2,298.3
Allowance for doubtful accounts	(80.9)	(73.2)
Total	2,568.0	2,225.1
Inventories
Finished goods	953.3	774.3
Raw materials and parts	391.0	338.3
Inventories at FIFO cost	1,344.3	1,112.6
Excess of FIFO cost over LIFO cost	(22.4)	(24.5)
Total	1,321.9	1,088.1
Property, plant and equipment, net
Land	191.4	158.9
Buildings and improvements	666.0	562.1
Leasehold improvements	87.9	80.5
Machinery and equipment	1,677.5	1,281.2
Merchandising and customer equipment	1,802.8	1,812.5
Capitalized software	435.4	385.7
Construction in progress	291.6	207.2
Property, plant and equipment, gross	5,152.6	4,488.1
Accumulated depreciation	(2,270.6)	(2,079.0)
Total	2,882.0	2,409.1
Cost of intangible assets subject to amortization:
Other intangible assets, gross	4,399.5	3,363.3
Total	4,785.3	4,044.1
Other assets
Deferred income taxes	54.5	51.0
Deferred financing costs	31.7	40.8
Pension	90.2	7.0
Other	231.5	207.8
Total	407.9	306.6
Other current liabilities
Discounts and rebates	263.2	244.4
Dividends payable	82.8
Interest payable	19.6	19.5
Taxes payable, other than income	115.3	97.3
Derivative liabilities	14.2	9.9
Restructuring	68.3	116.6
Future consideration payable to sellers	86.4
Other	304.0	283.3
Total	953.8	771.0
Other liabilities
Deferred income taxes	1,661.3	1,174.2
Income taxes payable - noncurrent	90.2	81.5
Restructuring	12.9
Other	134.9	147.2
Total	1,899.3	1,402.9
Accumulated other comprehensive loss
Unrealized gain (loss) on derivative financial instruments, net of tax	(6.6)	(13.6)
Unrecognized pension and postretirement benefit expense, net of tax	(235.0)	(613.8)
Cumulative translation, net of tax	(63.6)	167.7
Total	(305.2)	(459.7)
Customer relationships
Cost of intangible assets subject to amortization:
Other intangible assets, gross	3,455.6	2,588.6
Accumulated amortization	(594.9)	(373.1)
Trademarks
Cost of intangible assets subject to amortization:
Other intangible assets, gross	308.1	185.2
Accumulated amortization	(70.4)	(51.2)
Patents
Cost of intangible assets subject to amortization:
Other intangible assets, gross	425.6	414.7
Accumulated amortization	(95.7)	(65.6)
Other technology
Cost of intangible assets subject to amortization:
Other intangible assets, gross	210.2	174.8
Accumulated amortization	(83.2)	(59.3)
Trade names
Cost of intangible assets not subject to amortization:
Other intangible assets, gross	$ 1,230.0	$ 1,230.0